OTHER CURRENT LIABILITIES (Schedule Of Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Current Liabilities [Line Items]
Employees and related expenses	$ 18,157	$ 16,725
Government institutions	2,283	2,566
Income tax payable	761	933
Warranty reserve	931	722
Operating lease liabilities	3,219	2,511
Credit risk sharing liabilities	4,016	5,507
Contractor liability	6,127	5,101
Accrued commissions	1,710	2,379
Other	3,535	2,870
Total other current liabilities	$ 40,739	$ 39,314
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total other current liabilities	Total other current liabilities